Expense Example - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - FidelitySmallCapStockFundMid-CapStockFundLargeCapStockFund-RetailComboPRO - Fidelity Large Cap Stock Fund - Fidelity Large Cap Stock Fund
Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942